Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Cash and Cash Equivalents

8. Cash and Cash Equivalents

        Cash and cash equivalents consist of the following:

	As of December 31,
	2017	2018
Current accounts	191,773	220,089
Time deposits (with original maturities of three months or less)	189,925	121,925
Ship management client accounts	2,394	580

Total	384,092	342,594

        Ship management client accounts represent amounts provided by the clients of GasLog LNG Services Ltd. in order to enable the Group to cover obligations of vessels under management. A compensating balance is held as a current liability.